Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Cable One, Inc.	2,672	3,913
Iridium Communications, Inc. *	71,362	2,877
John Wiley & Sons, Inc. - Class A	23,314	1,236
The New York Times Co. - Class A	90,074	4,129
TEGNA, Inc.	119,477	2,676
TripAdvisor, Inc. *	53,616	1,454
World Wrestling Entertainment, Inc.- Class A	23,505	1,468
Yelp, Inc. *	36,785	1,255
Ziff Davis, Inc. *	25,906	2,507

Total		21,515

Consumer Discretionary (13.8%)
Adient PLC *	50,889	2,075
American Eagle Outfitters, Inc.	83,011	1,395
AutoNation, Inc. *	21,467	2,138
Boyd Gaming Corp.	44,263	2,912
Brunswick Corp.	41,563	3,362
Callaway Golf Co. *	63,196	1,480
Capri Holdings, Ltd. *	79,569	4,089
Carter’s, Inc.	22,693	2,087
Choice Hotels International, Inc.	17,721	2,512
Churchill Downs, Inc.	18,555	4,115
Columbia Sportswear Co.	18,678	1,691
Cracker Barrel Old Country Store, Inc.	12,645	1,501
Crocs, Inc. *	31,779	2,428
Dana Holding Corp.	77,501	1,362
Deckers Outdoor Corp. *	14,682	4,019
Dick’s Sporting Goods, Inc.	33,915	3,392
Five Below, Inc. *	30,193	4,782
Foot Locker, Inc.	46,891	1,391
Fox Factory Holding Corp. *	22,607	2,214
GameStop Corp. - Class A *	33,330	5,552
The Gap, Inc.	115,126	1,621
Gentex Corp.	127,783	3,727
The Goodyear Tire & Rubber Co. *	150,863	2,156
Graham Holdings Co. - Class B	2,143	1,310
Grand Canyon Education, Inc. *	21,277	2,066

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
H&R Block, Inc.	88,906	2,315
Hanesbrands, Inc.	188,510	2,807
Harley-Davidson, Inc.	83,059	3,272
Helen of Troy, Ltd. *	13,034	2,553
KB Home	46,161	1,495
Kohl’s Corp.	75,011	4,535
Lear Corp.	32,240	4,597
Leggett & Platt, Inc.	72,057	2,508
Lithia Motors, Inc. - Class A	16,323	4,899
Macy’s, Inc.	161,340	3,930
Marriott Vacations Worldwide Corp.	22,978	3,624
Mattel, Inc. *	188,802	4,193
Murphy USA, Inc.	12,393	2,478
Nordstrom, Inc.	59,886	1,623
Ollie’s Bargain Outlet Holdings, Inc. *	31,544	1,355
Papa John’s International, Inc.	17,372	1,829
Polaris, Inc.	30,762	3,240
RH *	9,380	3,059
Scientific Games Corp. - Class A *	52,070	3,059
Service Corp. International	88,956	5,855
Six Flags Entertainment Corp. *	41,786	1,818
Skechers USA, Inc. - Class A *	72,783	2,967
Taylor Morrison Home Corp. *	66,313	1,805
Tempur Sealy International, Inc.	103,859	2,900
Texas Roadhouse, Inc.	37,618	3,150
Thor Industries, Inc.	30,048	2,365
Toll Brothers, Inc.	60,746	2,856
TopBuild Corp. *	17,755	3,221
Travel + Leisure Co.	46,610	2,701
TRI Pointe Homes, Inc. *	59,515	1,195
Urban Outfitters, Inc. *	35,514	892
Victoria’s Secret & Co. *	39,006	2,003
Visteon Corp. *	15,012	1,638
The Wendy’s Co.	94,819	2,083
Williams-Sonoma, Inc.	39,319	5,701
Wingstop, Inc.	16,012	1,879
Wyndham Hotels & Resorts, Inc.	50,217	4,253
YETI Holdings, Inc. *	47,319	2,838

Total		174,868

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.6%)
BellRing Brands, Inc. *	59,977	1,384
BJ’s Wholesale Club Holdings, Inc. *	73,318	4,957
The Boston Beer Co., Inc. - Class A *	5,042	1,959
Casey’s General Stores, Inc.	20,024	3,968
Coty, Inc. - Class A *	184,682	1,660
Darling Ingredients, Inc. *	87,205	7,009
Energizer Holdings, Inc.	35,271	1,085
Flowers Foods, Inc.	107,450	2,763
Grocery Outlet Holding Corp. *	47,237	1,548
The Hain Celestial Group, Inc. *	49,048	1,687
Ingredion, Inc.	35,959	3,134
Lancaster Colony Corp.	10,728	1,600
Nu Skin Enterprises, Inc.	26,726	1,280
Performance Food Group Co. *	83,455	4,249
Pilgrim’s Pride Corp. *	26,436	664
Post Holdings, Inc. *	30,563	2,117
Sanderson Farms, Inc.	11,388	2,135
Sprouts Farmers Market, Inc. *	60,550	1,936

Total		45,135

Energy (3.5%)
Antero Midstream Corp.	175,183	1,904
ChampionX Corp. *	109,124	2,671
CNX Resources Corp. *	108,737	2,253
DT Midstream, Inc.	52,247	2,835
EQT Corp.	162,117	5,579
Equitrans Midstream Corp.	219,423	1,852
HF Sinclair Corp. *	80,661	3,214
Murphy Oil Corp.	78,351	3,165
NOV, Inc.	211,628	4,150
PDC Energy, Inc.	52,488	3,815
Range Resources Corp. *	134,606	4,089
Targa Resources Corp.	123,391	9,312

Total		44,839

Index 400 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials (14.0%)
Affiliated Managers Group, Inc.	21,920	3,090
Alleghany Corp. *	7,381	6,252
American Financial Group, Inc.	35,655	5,192
Associated Banc-Corp.	80,319	1,828
Bank of Hawaii Corp.	21,730	1,824
Bank OZK	65,287	2,788
Brighthouse Financial, Inc. *	41,824	2,161
Cadence Bank	101,629	2,974
Cathay General Bancorp	40,670	1,820
CNO Financial Group, Inc.	64,696	1,623
Commerce Bancshares, Inc.	59,607	4,267
Cullen / Frost Bankers, Inc.	30,689	4,248
East West Bancorp, Inc.	76,430	6,039
Essent Group, Ltd.	59,647	2,458
Evercore, Inc. - Class A	21,073	2,346
F.N.B. Corp.	182,681	2,274
Federated Hermes, Inc.	51,995	1,771
First American Financial Corp.	59,150	3,834
First Financial Bankshares, Inc.	69,191	3,053
First Horizon Corp.	287,712	6,758
FirstCash Holdings, Inc.	21,602	1,519
Fulton Financial Corp.	86,709	1,441
Glacier Bancorp, Inc.	58,522	2,942
Hancock Whitney Corp.	46,906	2,446
The Hanover Insurance Group, Inc.	19,200	2,871
Home BancShares, Inc.	81,360	1,839
Interactive Brokers Group, Inc. - Class A	47,123	3,106
International Bancshares Corp.	28,743	1,213
Janus Henderson Group PLC	90,883	3,183
Jefferies Financial Group, Inc.	104,383	3,429
Kemper Corp.	32,316	1,827
Kinsale Capital Group, Inc.	11,580	2,640
Mercury General Corp.	14,290	786
MGIC Investment Corp.	173,060	2,345
Navient Corp.	82,699	1,409
New York Community Bancorp, Inc.	251,045	2,691
Old National Bancorp	159,431	2,611
Old Republic International Corp.	153,807	3,979
PacWest Bancorp	64,540	2,784

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Pinnacle Financial Partners, Inc.	41,027	3,778
Primerica, Inc.	21,309	2,915
PROG Holdings, Inc. *	30,357	873
Prosperity Bancshares, Inc.	49,694	3,448
Reinsurance Group of America, Inc.	36,222	3,965
RenaissanceRe Holdings, Ltd.	23,713	3,759
RLI Corp.	21,530	2,382
SEI Investments Co.	56,811	3,421
Selective Insurance Group, Inc.	32,483	2,903
SLM Corp.	150,509	2,763
Stifel Financial Corp.	56,329	3,825
Synovus Financial Corp.	78,157	3,830
Texas Capital Bancshares, Inc. *	27,343	1,567
UMB Financial Corp.	23,286	2,262
Umpqua Holdings Corp.	116,342	2,194
United Bankshares, Inc.	73,672	2,570
Unum Group	110,289	3,475
Valley National Bancorp	227,337	2,960
Voya Financial, Inc.	58,199	3,861
Washington Federal, Inc.	34,903	1,146
Webster Financial Corp.	96,796	5,432
Wintrust Financial Corp.	30,764	2,859

Total		177,849

Health Care (8.8%)
Acadia Healthcare Co., Inc. *	48,525	3,180
Amedisys, Inc. *	17,594	3,031
Arrowhead Pharmaceuticals, Inc. *	56,963	2,620
Bruker Corp.	54,798	3,524
Chemed Corp.	8,295	4,202
Encompass Health Corp.	53,654	3,815
Envista Holdings Corp. *	86,974	4,236
Exelixis, Inc. *	170,543	3,866
Globus Medical, Inc. - Class A *	42,652	3,147
Haemonetics Corp. *	27,613	1,746
Halozyme Therapeutics, Inc. *	75,958	3,029
HealthEquity, Inc. *	45,117	3,043
ICU Medical, Inc. *	10,709	2,384

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Integra LifeSciences Holdings Corp. *	39,141	2,515
Jazz Pharmaceuticals PLC *	33,123	5,156
LHC Group, Inc. *	17,108	2,884
LivaNova PLC *	28,680	2,347
Masimo Corp. *	27,378	3,985
Medpace Holdings, Inc. *	15,527	2,540
Neogen Corp. *	57,895	1,785
Neurocrine Biosciences, Inc. *	51,100	4,791
NuVasive, Inc. *	27,968	1,586
Option Care Health, Inc. *	74,683	2,133
Patterson Cos., Inc.	46,849	1,516
Penumbra, Inc. *	18,930	4,205
Perrigo Co. PLC	72,235	2,776
Progyny, Inc. *	37,523	1,929
Quidel Corp. *	20,361	2,290
R1 RCM, Inc. *	71,753	1,920
Repligen Corp. *	27,709	5,212
STAAR Surgical Co. *	25,671	2,051
Syneos Health, Inc. *	55,857	4,522
Tandem Diabetes Care, Inc. *	34,247	3,983
Tenet Healthcare Corp. *	57,738	4,963
United Therapeutics Corp. *	24,273	4,355

Total		111,267

Industrials (17.4%)
Acuity Brands, Inc.	18,879	3,574
AECOM	76,186	5,852
AGCO Corp.	33,068	4,829
ASGN, Inc. *	28,098	3,279
Avis Budget Group, Inc. *	21,597	5,687
Axon Enterprise, Inc. *	36,894	5,081
The Brink’s Co.	26,399	1,795
Builders FirstSource, Inc. *	103,207	6,661
Carlisle Cos., Inc.	28,174	6,929
Chart Industries, Inc. *	19,191	3,296
Clean Harbors, Inc. *	27,024	3,017
Colfax Corp. *	73,405	2,921
Crane Co.	26,944	2,918
Curtiss-Wright Corp.	21,165	3,178
Donaldson Co., Inc.	66,618	3,460
Dycom Industries, Inc. *	16,305	1,553
EMCOR Group, Inc.	28,808	3,245
EnerSys	22,221	1,657
Flowserve Corp.	69,975	2,512
Fluor Corp. *	76,210	2,186
FTI Consulting, Inc. *	18,505	2,909
GATX Corp.	19,063	2,351
Graco, Inc.	91,595	6,386

Index 400 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
GXO Logistics, Inc. *	53,141	3,791
Hexcel Corp.	45,311	2,695
Hubbell, Inc.	29,350	5,394
IAA, Inc. *	72,796	2,784
Insperity, Inc.	19,218	1,930
ITT, Inc.	46,174	3,473
JetBlue Airways Corp. *	170,953	2,556
Kennametal, Inc.	44,788	1,281
Kirby Corp. *	32,291	2,331
Knight-Swift Transportation Holdings, Inc.	89,448	4,514
Landstar System, Inc.	20,326	3,066
Lennox International, Inc.	18,133	4,676
Lincoln Electric Holdings, Inc.	31,811	4,384
ManpowerGroup, Inc.	29,281	2,750
MasTec, Inc. *	31,774	2,768
Mercury Systems, Inc. *	30,480	1,964
The Middleby Corp. *	29,972	4,914
MillerKnoll, Inc.	40,564	1,402
MSA Safety, Inc.	19,589	2,599
MSC Industrial Direct Co., Inc. - Class A	25,322	2,158
nVent Electric PLC	90,802	3,158
Oshkosh Corp.	35,910	3,614
Owens Corning, Inc.	54,185	4,958
Regal Rexnord Corp.	36,536	5,436
Ryder System, Inc.	28,957	2,297
Saia, Inc. *	14,195	3,461
Simpson Manufacturing Co., Inc.	23,457	2,558
Stericycle, Inc. *	49,614	2,923
Sunrun, Inc. *	111,616	3,390
Terex Corp.	37,785	1,347
Tetra Tech, Inc.	29,084	4,797
The Timken Co.	37,096	2,252
The Toro Co.	56,566	4,836
Trex Co., Inc. *	62,054	4,054
Trinity Industries, Inc.	44,193	1,518
Univar Solutions, Inc. *	92,265	2,965
Valmont Industries, Inc.	11,460	2,734
Vicor Corp. *	11,488	811
Watsco, Inc.	17,788	5,419
Watts Water Technologies, Inc. - Class A	14,796	2,065
Werner Enterprises, Inc.	32,157	1,318
Woodward, Inc.	33,987	4,245
XPO Logistics, Inc. *	53,170	3,871

Total		220,733

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (14.8%)
ACI Worldwide, Inc. *	63,132	1,988
Alliance Data Systems Corp.	26,822	1,506
Amkor Technology, Inc.	53,688	1,166
Arrow Electronics, Inc. *	36,757	4,360
Aspen Technology, Inc. *	35,926	5,941
Avnet, Inc.	53,162	2,158
Azenta, Inc.	40,401	3,348
Belden, Inc.	24,042	1,332
Blackbaud, Inc. *	24,016	1,438
CACI International, Inc. - Class A *	12,572	3,787
Calix, Inc. *	29,600	1,270
CDK Global, Inc.	63,008	3,067
Ciena Corp. *	83,550	5,066
Cirrus Logic, Inc. *	30,927	2,622
Cognex Corp.	95,274	7,350
Coherent, Inc. *	13,356	3,651
CommVault Systems, Inc. *	23,934	1,588
Concentrix Corp.	23,120	3,851
Digital Turbine, Inc. *	47,385	2,076
Envestnet, Inc. *	29,345	2,184
Euronet Worldwide, Inc. *	28,500	3,709
Fair Isaac Corp. *	14,165	6,607
First Solar, Inc. *	53,296	4,463
Genpact, Ltd.	91,892	3,998
II-VI, Inc. *	57,328	4,156
Jabil Circuit, Inc.	77,381	4,777
KBR, Inc.	75,591	4,137
Kyndryl Holdings, Inc. *	97,079	1,274
Lattice Semiconductor Corp. *	73,828	4,500
Littelfuse, Inc.	13,290	3,315
LiveRamp Holdings, Inc. *	36,854	1,378
Lumentum Holdings, Inc. *	38,951	3,802
Manhattan Associates, Inc. *	34,024	4,719
MAXIMUS, Inc.	33,452	2,507
Mimecast, Ltd. *	33,612	2,674
MKS Instruments, Inc.	29,905	4,486
National Instruments Corp.	71,217	2,891
NCR Corp. *	71,258	2,864
Paylocity Holding Corp. *	21,378	4,399
Power Integrations, Inc.	31,917	2,958
Qualys, Inc. *	18,032	2,568
Sabre Corp. *	174,556	1,995
SailPoint Technologies Holdings, Inc. *	50,226	2,571
Science Applications International Corp.	30,660	2,826
Semtech Corp. *	34,609	2,400

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Silicon Laboratories, Inc. *	20,604	3,095
Sitime Corp. *	8,082	2,003
SunPower Corp. *	44,469	955
Synaptics, Inc. *	21,311	4,252
SYNNEX Corp.	22,258	2,297
Teradata Corp. *	58,550	2,886
Universal Display Corp.	23,368	3,901
ViaSat, Inc. *	39,943	1,949
Vishay Intertechnology, Inc.	71,103	1,394
Vontier Corp.	90,779	2,305
Western Union Co.	212,499	3,982
WEX, Inc. *	24,152	4,310
Wolfspeed, Inc. *	66,605	7,584
Xerox Holdings Corp.	66,025	1,332

Total		187,968

Materials (7.5%)
Alcoa Corp.	99,232	8,934
AptarGroup, Inc.	35,498	4,171
Ashland Global Holdings, Inc.	28,584	2,813
Avient Corp.	49,139	2,359
Cabot Corp.	30,383	2,078
The Chemours Co.	86,388	2,719
Cleveland-Cliffs, Inc. *	257,650	8,299
CMC Materials, Inc.	15,424	2,860
Commercial Metals Co.	65,571	2,729
Eagle Materials, Inc.	21,326	2,737
Grief, Inc. - Class A	14,236	926
Ingevity Corp. *	21,042	1,348
Louisiana-Pacific Corp.	47,458	2,948
Minerals Technologies, Inc.	17,917	1,185
NewMarket Corp.	3,668	1,190
Olin Corp.	76,087	3,978
Reliance Steel & Aluminum Co.	33,783	6,194
Royal Gold, Inc.	35,381	4,999
RPM International, Inc.	69,986	5,700
The Scotts Miracle-Gro Co. - Class A	21,880	2,690
Sensient Technologies Corp.	22,566	1,894
Silgan Holdings, Inc.	45,270	2,093
Sonoco Products Co.	53,082	3,321
Steel Dynamics, Inc.	101,559	8,473
United States Steel Corp.	140,614	5,307
Valvoline, Inc.	96,408	3,043
Worthington Industries, Inc.	17,514	900

Total		95,888

Index 400 Stock Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Real Estate (9.9%)
American Campus Communities, Inc.	75,011	4,198
Apartment Income REIT Corp.	84,645	4,525
Brixmor Property Group, Inc.	160,736	4,149
Camden Property Trust	55,093	9,156
Corporate Office Properties Trust	60,660	1,731
Cousins Properties, Inc.	80,241	3,233
Douglas Emmett, Inc.	94,677	3,164
EastGroup Properties, Inc.	21,929	4,458
EPR Properties	40,330	2,206
First Industrial Realty Trust, Inc.	70,223	4,348
Healthcare Realty Trust, Inc.	79,230	2,177
Highwoods Properties, Inc.	56,354	2,578
Hudson Pacific
Properties, Inc.	82,221	2,282
JBG SMITH Properties	61,359	1,793
Jones Lang LaSalle, Inc. *	27,207	6,515
Kilroy Realty Corp.	56,615	4,327
Kite Realty Group Trust	117,675	2,679
Lamar Advertising Co. - Class A	46,791	5,436
Life Storage, Inc.	44,199	6,207
The Macerich Co.	115,053	1,799
Medical Properties Trust, Inc.	321,759	6,802
National Retail Properties, Inc.	94,788	4,260

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
National Storage Affiliates Trust	44,237	2,776
OMEGA Healthcare Investors, Inc.	128,891	4,016
Park Hotels & Resorts, Inc.	127,125	2,483
Pebblebrook Hotel Trust	70,800	1,733
Physicians Realty Trust	119,121	2,089
PotlatchDeltic Corp.	37,084	1,955
PS Business Parks, Inc.	10,862	1,826
Rayonier, Inc.	78,417	3,225
Rexford Industrial Realty, Inc.	86,365	6,442
Sabra Health Care REIT, Inc.	123,442	1,838
SL Green Realty Corp.	34,613	2,810
Spirit Realty Capital, Inc.	68,648	3,159
STORE Capital Corp.	132,450	3,872

Total		126,247

Utilities (3.5%)
ALLETE, Inc.	28,379	1,901
Black Hills Corp.	34,291	2,641
Essential Utilities, Inc.	123,874	6,334
Hawaiian Electric
Industries, Inc.	59,053	2,498
IDACORP, Inc.	27,256	3,144
MDU Resources Group, Inc.	109,790	2,926
National Fuel Gas Co.	49,314	3,388
New Jersey Resources Corp.	51,596	2,366
NorthWestern Corp.	29,073	1,759
OGE Energy Corp.	107,865	4,399

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
ONE Gas, Inc.	28,951	2,555
PNM Resources, Inc.	46,101	2,198
Southwest Gas Holdings, Inc.	35,504	2,779
Spire, Inc.	27,910	2,003
UGI Corp.	113,126	4,097

Total		44,988

Total Common Stocks (Cost: $874,617)		1,251,297

Short-Term Investments (1.5%)
Governments (0.1%)
US Treasury 0.000%, 6/30/22 b	1,255,000	1,254
Total		1,254

Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	17,744,197	17,744
Total		17,744

Total Short-Term Investments (Cost: $18,998)		18,998

Total Investments (100.0%) (Cost: $893,615)@		1,270,295

Other Assets, Less Liabilities (0.0%)		274

Net Assets (100.0%)		1,270,569

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	7	73	6/22	$19,631	$915	$(295)

							$915	$(295)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$–	$–	$–	$–	$(295)	$(295)	$–
Centrally Cleared Derivatives

Index 400 Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $1,254 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $893,615 and the net unrealized appreciation of investments based on that cost was $377,596 which is comprised of $416,848 aggregate gross unrealized appreciation and $39,252 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,251,297	$—	$—

Short-Term Investments

Money Market Funds	17,744	—	—

All Others	—	1,254	—

Other Financial Instruments^

Futures	915	—	—

Total Assets:	$1,269,956	$1,254	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand